HOLBROOK TOTAL RETURN
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Shares			Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCKS — 5.9%
	ASSET MANAGEMENT — 2.9%
17,339	Gladstone Investment Corporation		7.8750	02/01/30	$ 438,677

	INSURANCE — 3.0%
20,000	Enstar Group Ltd.		7.0000	Perpetual	460,000

	TOTAL PREFERRED STOCKS (Cost $874,092)				898,677
Principal Amount ($)		Spread
	ASSET BACKED SECURITIES — 51.2%
	CLO — 9.4%
500,000	Palmer Square Loan Funding Ltd. Series 2022-1A E(a),(b)	TSFR3M + 7.200%	11.5180	04/15/30	503,572
500,000	Venture XXVI CLO Ltd. Series 2017-26A D(a),(b)	TSFR3M + 4.512%	8.8370	01/20/29	502,561
410,451	Zais Clo 6 Ltd. Series 2017-1A D(a),(b)	TSFR3M + 4.142%	8.4590	07/15/29	411,587
					1,417,720
	COLLATERALIZED MORTGAGE OBLIGATIONS — 19.6%
500,000	Cascade Funding Mortgage Trust Series 2024-HB16 M3(a),(c)		3.0000	03/25/35	465,306
500,000	CFMT, LLC Series 2024-HB15 M3(a),(c)		4.0000	08/25/34	472,970
346,668	OBX Trust Series 2024-NQM4 A1(a),(d)		6.0670	01/25/64	348,845
402,513	OBX Trust Series 2024-NQM12 A1(a),(d)		5.4750	07/25/64	401,578
500,000	Onity Loan Investment Trust Series 2024-HB2 M3(a)		5.0000	08/25/37	484,635
327,545	PRKCM Trust Series 2023-AFC3 A1(a)		6.5840	09/25/58	330,076
463,744	Verus Securitization Trust Series 2024-9 A1(a),(c)		5.4380	11/25/69	463,277
					2,966,687
	NON AGENCY CMBS — 22.2%
12,930,170	BANK Series 2017-BNK9 XA(c),(e)		0.7520	11/15/54	191,096
500,000	BHMS Series 2018-MZB MZB(a),(b)	TSFR1M + 6.934%	11.2750	12/31/25	500,022
8,094,830	Citigroup Commercial Mortgage Trust 2018-B2 Series 2018-B2 XA(c),(e)		0.6850	03/10/51	118,295
500,000	GSMS Trust Series 2024-FAIR D(a),(c)		7.9490	07/15/29	511,310
500,000	Morgan Stanley Capital I Trust Series 2024-BPR2 E(a),(c)		8.7520	05/05/29	482,099
500,000	Morgan Stanley Capital I, Inc. Series 2024-BPR2 B(a)		8.5420	05/05/29	530,736
500,000	Morgan Stanley Capital I, Inc. Series 2024-BPR2 C(a),(c)		8.7520	05/05/29	525,163
500,000	X-Caliber Funding, LLC Series 2024-SURF A(a)		12.0000	09/25/28	502,566
					3,361,287
	TOTAL ASSET BACKED SECURITIES (Cost $7,688,366)				7,745,694

HOLBROOK TOTAL RETURN
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 3.9%
500,000	Fannie Mae REMICS Series 2025-6 DL	2.0000	04/25/53	$ 273,933
318,888	Freddie Mac REMICS Series 5438 H	5.5000	06/25/50	319,669
	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $601,275)			593,602

	CORPORATE BONDS — 37.3%
	ASSET MANAGEMENT — 15.6%
500,000	Blue Owl Technology Finance Corporation(a)	6.1000	03/15/28	502,982
500,000	Fidus Investment Corporation	6.7500	03/19/30	500,589
16,681	Great Elm Capital Corporation	8.1250	12/31/29	422,613
500,000	Stellus Capital Investment Corporation	7.2500	04/01/30	500,057
17,014	Trinity Capital, Inc.	7.8750	09/30/29	431,985
				2,358,226
	BANKING — 3.3%
500,000	NewtekOne, Inc.(a)	8.3750	04/01/30	506,930

	OIL & GAS PRODUCERS — 3.0%
500,000	W&T Offshore, Inc.(a)	10.7500	02/01/29	456,713

	PUBLISHING & BROADCASTING — 2.2%
500,000	Cumulus Media New Holdings, Inc.(a)	6.7500	07/01/26	325,625

	SPECIALTY FINANCE — 13.2%
500,000	Equify Financial, LLC(a)	9.5000	04/30/30	499,706
500,000	MMP Capital, LLC(a)	9.5000	10/18/29	501,250
500,000	ReadyCap Holdings, LLC(a)	9.3750	03/01/28	499,640

HOLBROOK TOTAL RETURN
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
CORPORATE BONDS — 37.3% (Continued)
SPECIALTY FINANCE — 13.2% (Continued)
500,000	X-Caliber Funding, LLC(a)	25.0000	10/25/25	$ 500,000
2,000,596
	TOTAL CORPORATE BONDS (Cost $5,565,062)			5,648,090

Shares
SHORT-TERM INVESTMENTS — 1.4%
MONEY MARKET FUNDS - 1.4%
205,058	First American Government Obligations Fund, Class X, 4.19% (Cost $205,058)(f)			205,058

	TOTAL INVESTMENTS - 99.7% (Cost $14,933,853)			$ 15,091,121
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%			44,966
	NET ASSETS - 100.0%			$ 15,136,087

CLO	- Collateralized Loan Obligation
LLC	- Limited Liability Company
LTD	- Limited Company
REMIC	- Real Estate Mortgage Investment Conduit
TSFR1M	Term Secured Overnight Financing Rate 1 Month
TSFR3M	Term Secured Overnight Financing Rate 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2025 the total market value of 144A securities is 11,229,149 or 74.2% of net assets.
(b)	Variable rate security; the rate shown represents the rate on July 31, 2025.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(d)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at July 31, 2025.
(e)	Interest only securities.
(f)	Rate disclosed is the seven day effective yield as of July 31, 2025.